RESTRUCTURING (Tables)	12 Months Ended
Jan. 02, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges by Plan
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021	December 29, 2019
SunPower Restructuring Plans:
Severance and benefits	$—	$—	$(234)
Other costs(1)	—	—	(283)
Total SunPower Restructuring Plans	—	—	(517)
May 2021 Restructuring Plan:
Severance and benefits	4,313	—	—
Impairment of assets	252	—	—
Total May 2021 Restructuring Plan	4,565	—	—
Other Restructuring:
Severance and benefits	1,077	—	—
Impairment and accelerated depreciation of assets	2,440	—	—
Other costs(1)	2	—	—
Total Other Restructurings	3,519	—	—
Total restructuring charges (credits)	$8,084	$—	$(517)
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.

Schedule of Restructuring Reserve
The following table summarizes the restructuring reserve movements during fiscal year 2021:

(In thousands)	January 3, 2021	Charges (Credits)	Recovery (Payments)	January 2, 2022
May 2021 Restructuring Plan:
Severance and benefits	$—	$4,313	$(3,136)	$1,177
Impairment and accelerated depreciation of assets	—	252	(252)	—
Total May 2021 Restructuring Plan	—	4,565	(3,388)	1,177
Other Restructuring:
Severance and benefits	—	1,077	(1,077)	—
Impairment and accelerated depreciation of assets	—	2,440	(2,440)	—
Other costs(1)	—	2	(2)	—
Total Other Restructurings	—	3,519	(3,519)	—
Total restructuring charges	$—	$8,084	$(6,907)	$1,177
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.